Revenue - Contract Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Balance as of beginning	€ 46,034	€ 25,000
Additions	263,025	201,016
Reclassifications to trade receivables due to invoicing	(275,559)	(181,469)
Translation differences and other	(5,205)	1,487
Balance as of end	€ 28,295	€ 46,034